Short-term investments	12 Months Ended
Dec. 31, 2016
Short-term investments [Abstract]
Short-term investments
3.	Short-term investments

The short-term investments represent investments in REITs publicly traded on the Hong Kong Stock Exchange, money market instruments and publicly traded debt and equity securities, which are expected to be realized in cash during the next 12 months. The Company accounts for the short-term investments in accordance with ASC subtopic 320-10, Investments-Debt and Equity Securities: Overall. The Company classified the REITs, investment in debt and equity securities, and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized losses presented in the accompanying statements of comprehensive income are related to trading securities held as of December 31, 2016.

The following summarizes the short-term investments measured at fair value at December 31, 2015 and 2016:

	December 31, 2015
		US$
			Unrealized gain
	Aggregate fair		in profit and
	value	Cost	loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instruments	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443

	December 31, 2016
		US$
			Unrealized
	Aggregate fair		gain in profit
	value	Cost	and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instruments	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334

During the year ended December 31, 2016, US$2,505,696 (2015: US$456,149) net realized gain and US$235,334 (2015: US$49,443) unrealized gain for trading securities are included in earnings.